CONDENSED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (3,375)	$ (3,545)	$ (6,994)	$ (5,302)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	10	12	23	23
Stock-based compensation	165	1,342	2,054	1,254
Change in fair value of derivative liability			0	(1,096)
Decrease (increase) in operating assets:
Prepaid expenses	116	(11)	(34)	(86)
Increase (decrease) in operating liabilities:
Accounts payable and accrued expenses	606	(369)	(93)	500
Cash used in operating activities	(2,478)	(2,571)	(5,044)	(4,707)
Cash flows from investing activities:
Acquisition of office equipment	(4)	(2)	(4)	(8)
Cash used in investing activities	(4)	(2)	(4)	(8)
Cash flows from financing activities:
Proceeds from sale of common stock and warrants sold	0	4,104	4,104	6,217
Cost of common stock and warrants sold	0	(327)	(327)	(665)
Proceeds from exercise of warrants	287	0	0	405
Cash provided by financing activities	287	3,777	3,777	5,957
Net (decrease) increase in cash	(2,195)	1,204	(1,271)	1,242
Cash and cash equivalents, beginning of period	2,316	3,587	3,587	2,345
Cash and cash equivalents, end of period	$ 121	$ 4,791	$ 2,316	$ 3,587